Customer deposits (Tables)	12 Months Ended
Dec. 31, 2024
Customer Deposits
Schedule of customer deposits

Thousand of Reais	2024	2023
Classification:
Financial liabilities at amortized cost	605,068,163	583,220,576
Total	605,068,163	583,220,576
Type:
Demand deposits
Current accounts (1)	41,297,264	36,598,932
Savings accounts	57,369,286	58,075,460
Time deposits	425,286,952	390,497,032
Repurchase agreements	81,114,661	98,049,152
Comprising:
Backed operations with Private Securities (2)	13,688,402	21,550,508
Backed operations with Government Securities	67,426,259	76,498,644
Total	605,068,163	583,220,576

(1) Non-remunerated accounts.

(2) Referem-se, basicamente, a operações compromissadas com lastro em debêntures de emissão própria.